UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F-HR/A

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 29, 2002

Check here if Amendment [X]; Amendment Number: 1
This amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
FILED ON 5/07/02 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
AND WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56  Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-661-7022
Signature, Place and Date of Signing:

    James E. Buck, II  July 31, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    100,277

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BROOKS AUTOMATION INC COM      COMMON STOCK     11434A100     2654    58400 SH       SOLE                  58400        0        0
D CLEAR CHANNEL COMMUNICATIONS I COMMON STOCK     184502102     1799    35000 SH       SOLE                  35000        0        0
D COLLATERAL THERAPEUTICS INC    COMMON STOCK     193921103     2174   210000 SH       SOLE                 210000        0        0
D DIGENE CORP COM                COMMON STOCK     253752109     9152   256000 SH       SOLE                 256000        0        0
D ELANTEC SEMICONDUCTOR INC      COMMON STOCK     284155108     9670   226100 SH       SOLE                 226100        0        0
D FREEPORT-MCMORAN COPPER & GOLD COMMON STOCK     35671D105    12869   732000 SH       SOLE                 732000        0        0
D IMMUNEX CORP NEW COM           COMMON STOCK     452528102     2421    80000 SH       SOLE                  80000        0        0
D J.P. REALTY INC COM            COMMON STOCK     46624A106     6955   260000 SH       SOLE                 260000        0        0
D MECHANICAL DYNAMICS INC        COMMON STOCK     583521109      189    10000 SH       SOLE                  10000        0        0
D ONI SYSTEMS CP COM STK         COMMON STOCK     68273F103     2801   454026 SH       SOLE                 454026        0        0
D OSCA INC CLASS A COM STK       COMMON STOCK     687836106     9659   346700 SH       SOLE                 346700        0        0
D OTG SOFTWARE COM STK           COMMON STOCK     671059103       92    10700 SH       SOLE                  10700        0        0
D PROLOGIS TRUST COM STK         COMMON STOCK     743410102     7005   300000 SH       SOLE                 300000        0        0
D QUANTA SERVICES INC COM        COMMON STOCK     74762E102      605    35000 SH       SOLE                  35000        0        0
D SECURITY CAPITAL GROUP B INC C COMMON STOCK     81413P204    30235  1187100 SH       SOLE                1187100        0        0
D SPACELABS MED INC COM          COMMON STOCK     846247104      938    66700 SH       SOLE                  66700        0        0
D SYNOPSYS COM                   COMMON STOCK     871607107     1059    19200 SH       SOLE                  19200        0        0
S REPORT SUMMARY                 17 DATA RECORDS              100277        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED